Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of tax expense

	Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD

Current Tax	141,126,316	163,676,039	15,018,507	2,157,273
Deferred Tax	(18,127,807)	(33,820,672)	37,926,132	5,447,748
Total	122,998,509	129,855,367	52,944,639	7,605,021

Schedule of reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes

	Years Ended December 31,
	2017	2018	2019
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for income tax purposes	1.62%	(9.47)%	(25.47)%
Goodwill impairment	—	(44.22)%	—
Losses not deductible for income tax purposes	—	(5.40)%	(12.81)%
Tax-free income	(1.75)%	1.10%	—
Valuation allowance of deferred tax assets	—	(55.56)%	(33.12)%
Uncertain tax position impact	(1.09)%	—	—
Different tax rate of subsidiary operation in other jurisdiction	(1.13)%	2.81%	0.16%
Effective income tax rate	22.65%	(85.74)%	(46.24)%

Schedule of principal components of the deferred income tax asset and liabilities

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Deferred tax assets:
Deferred revenue	38,727,695	—	—
Accrued expenses	112,027,905	4,608,063	661,907
Tax loss carry forward	34,376,091	67,843,392	9,745,093
Gross deferred tax assets	185,131,691	72,451,455	10,407,000
Valuation allowance	(84,146,463)	(67,843,392)	(9,745,093)
Net deferred tax assets	100,985,228	4,608,063	661,907

Deferred tax liabilities:
Amortization of intangible assets	198,187	—	—
Total deferred tax liabilities	198,187	—	—

Schedule of movement of valuation allowance

	As of December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Balance as of January 1	—	—	84,146,463	12,086,883
Additions	—	84,146,463	37,227,678	5,347,421
Write-offs	—	—	(53,530,749)	(7,689,211)
Balance as of December 31	—	84,146,463	67,843,392	9,745,093

Schedule of reconciliation of the beginning and ending amounts of uncertain tax position

RMB
Uncertain tax position—January 1, 2017	5,938,816
Gross increases—accrued interest in current period	—
Reversal	(5,938,816)
Uncertain tax position—December 31, 2017, 2018 and 2019	—